Interim Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Common stock, par value per share	$ 0	$ 0
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	9,650,266	9,458,682
Common stock, shares outstanding	9,650,266	9,458,682